PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS
5	PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2010	2011
	RMB	RMB

Prepaid rental	88,993	93,975
Rental deposits	365	461
Prepayments for purchases of merchandise	11,104	2,532
Advances to employees	2,257	2,528
Deferred tax charge on unrealized profits on inter-company sales	5,886	7,200
Store consumables and supplies	10,707	9,724
Accrued interest income	4,608	1,381
Other prepaid expenses and deposits	3,830	5,030

	127,750	122,831